AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT VL
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")

                                  Supplement to
                  Allocator 2000, Regent 2000, Executive Select
                    Allocator 2000 Annuity, Designer Annuity
                         Prospectuses Dated May 1, 2007

                        Supplement Dated October 10, 2008

On September 26, 2008, the Board of Trustees of the Neuberger Berman Advisers Management Trust(R) changed the name of the following portfolio, which is available through subaccounts of the respective Separate Accounts:

   ---------------------------------------------------- ---------------------------------------------
                  Former Portfolio Name                    New Name Effective September 26, 2008
   ---------------------------------------------------- ---------------------------------------------
   Lehman Brothers Short Duration Bond Portfolio        Short Duration Bond Portfolio
   ---------------------------------------------------- ---------------------------------------------

Therefore, all references to this portfolio in each of the product prospectuses are changed to the new name effective September 26, 2008.

All other provisions of your prospectus remain as stated in your Policy and prospectus.

                 Please retain this Supplement with the current
                       prospectus for your variable Policy
                     issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.